Effects of adoption of IFRS 17 - Impact on Comprehensive Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		$ 185,197	[1]	$ 196,318	[1]	$ 204,995
– profit for the year	[2]	24,559		16,249	[3]	14,693	[3]
Debt instruments at fair value through other comprehensive income		2,599		(7,232)	[3]	(2,139)	[3]
Equity instruments designated at fair value through other comprehensive income		(120)		107	[3]	(446)	[3]
Other comprehensive expense for the period, net of tax		4,983		(17,242)	[3]	(4,967)	[3]
Total comprehensive (expense)/income for the period		29,542		(993)	[3]	9,726	[3]
Other movements		(1,383)		(292)		(38)
Equity end of period	[1]	192,610		185,197		196,318
Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[4],[5]	142,409		135,236		140,572
– profit for the year	[4],[5]	23,533		15,559		13,917
Other comprehensive expense for the period, net of tax	[4],[5]	114		1,403		661
Total comprehensive (expense)/income for the period	[4],[5]	23,647		16,962		14,578
Other movements	[4],[5]	(843)		(481)		40
Equity end of period	[4],[5]	152,148		142,409		135,236
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		(7,038)		49		1,816
Debt instruments at fair value through other comprehensive income		2,574		(7,181)		(2,105)
Equity instruments designated at fair value through other comprehensive income		(93)		92		(350)
Other comprehensive expense for the period, net of tax		2,402		(7,089)		(2,455)
Total comprehensive (expense)/income for the period		2,402		(7,089)		(2,455)
Other movements		1,129		2		5
Equity end of period		(3,507)		(7,038)		49
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				(696)
Equity end of period						(696)
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		(10,831)		(10,459)	[6]
– profit for the year				16,249
Debt instruments at fair value through other comprehensive income				(7,232)
Equity instruments designated at fair value through other comprehensive income				107
Insurance finance income recognised in other comprehensive income				1,775
Other comprehensive expense for the period, net of tax				(11,892)
Other movements				(10,128)
Equity end of period				(10,831)		(10,459)	[6]
Total movements | IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive (expense)/income for the period				(993)
Total movements | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[4],[5],[6]			(9,222)
Equity end of period	[4],[5],[6]					(9,222)
Total movements | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[6]			683
Equity end of period	[6]					683
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		$ 196,028		206,777
– profit for the year				16,670
Debt instruments at fair value through other comprehensive income				(5,468)
Equity instruments designated at fair value through other comprehensive income				107
Insurance finance income recognised in other comprehensive income				0
Other comprehensive expense for the period, net of tax				(11,940)
Other movements				(10,118)
Equity end of period				196,028		206,777
Previously stated | IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive (expense)/income for the period				(631)
Previously stated | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[4],[5]			144,458
Equity end of period	[4],[5]					144,458
Previously stated | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				(634)
Equity end of period						(634)
Previously stated | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				$ 0
Equity end of period						$ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[4]	At 31 December 2023, retained earnings included 256,289,431 treasury shares (2022: 554,452,437; 2021: 558,397,704). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and
Securities Services.

[5]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including
$3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[6]	The impact of IFRS 17 on previously reported total equity was $(10,831)m at 31 December 2022.